ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Mar. 31, 2013
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

3.              ALLOWANCE FOR DOUBTFUL ACCOUNTS

An analysis of the movement in the allowance for doubtful accounts for the years ended March 31, 2011, 2012 and 2013, is as follows:

	Thousands of Yen
	2011	2012	2013
Balance at beginning of year	¥4,983	¥4,983	¥4,983
Reversal of provision for doubtful accounts	—	—	(4,983)
Balance at end of year	¥4,983	¥4,983	¥—